Accrued Expense and Other Liabilities	12 Months Ended
Sep. 30, 2022
Accrued Expense and Other Liabilities [Abstract]
ACCRUED EXPENSE AND OTHER LIABILITIES

Note 7 — ACCRUED EXPENSE AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	September 30, 2022	September 30, 2021

Payroll payables	$1,733,937	$253,204
Professional fee and others	422,314	333,497
Total	$2,156,251	$586,701